SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	Apr. 30, 2019	Jul. 31, 2018	Apr. 30, 2018
MYR
Summary Of Significant Accounting Policies [Line Items]
Spot rate: USD exchange rate	0.2417	0.2460	0.2550
Average exchange rate	0.2443	0.2489	0.2562
NTD
Summary Of Significant Accounting Policies [Line Items]
Spot rate: USD exchange rate	0.0323	0.0326
Average exchange rate	0.0324	0.0330
IDR
Summary Of Significant Accounting Policies [Line Items]
Spot rate: USD exchange rate	0.000070	0.000069
Average exchange rate	0.000069	0.000072
VND
Summary Of Significant Accounting Policies [Line Items]
Spot rate: USD exchange rate	0.000043
Average exchange rate	0.000043